Supplemental Cash Flow Information - Cash Flow Changes in Operating Asset and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Supplemental Cash Flow Information
Trade accounts receivable	$ 3,299	$ (6,566)	$ 151
Other accounts receivable	(1,802)	(683)	2,589
Prepaid expenses and other	(14,712)	(8,039)	(5,560)
Accounts payable	1,868	6,180	(620)
Accrued liabilities	(9,017)	9,270	2,433
Income taxes payable	956	(446)	753
Operating leases	(349)	325	(95)
Deferred revenue	5,825	15,141	8,142
Changes in operating assets and liabilities	$ (13,932)	$ 15,182	$ 7,793